UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 35.5%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 29.0%
FHLMC
5.500%, 06/01/41	$9,083	$9,837
4.000%, 08/01/44 to 11/01/47	206,198	210,257
3.500%, 08/01/30 to 03/01/48	286,218	284,627
3.000%, 12/01/47	110,992	106,969

FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.266%, 08/25/22 (A)	1,587,795	66,789

FHLMC Multifamily Structured Pass-Through Certificates, Ser K706, Cl X1, IO
1.542%, 10/25/18 (A)	1,458,005	1,336

FHLMC Multifamily Structured Pass-Through Certificates, Ser KF12, Cl A
2.790%, VAR LIBOR USD 1 Month+0.700%, 09/25/22	7,007	7,031

FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A2
2.849%, 03/25/26	60,000	57,433

FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ17, Cl A2
2.982%, 11/25/25	35,000	34,237

FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	20,000	19,230

FHLMC, Ser 2003-2725, Cl TA
4.500%, 12/15/33	5,000	5,271

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	8,754	9,252

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	106,638	103,181

FHLMC, Ser 2018-4793, Cl CM
3.000%, 05/15/48	108,734	103,750

FHLMC, Ser R006, Cl ZA
6.000%, 04/15/36	18,396	20,223

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA
6.000%, 09/01/39	$1,775	$1,940
5.500%, 04/01/36 to 07/01/40	45,400	49,174
5.000%, 02/01/31 to 07/01/48	160,270	169,598
4.500%, 04/01/35 to 08/01/48	89,407	93,684
4.000%, 06/01/42 to 05/01/48	278,939	282,902
3.500%, 07/01/30 to 12/01/47	566,470	563,126
3.000%, 12/01/46 to 04/01/47	300,162	289,733
2.550%, 07/01/26	24,093	22,775

FNMA TBA
4.500%, 09/01/33	145,000	150,404
4.000%, 08/13/39	270,000	274,261
3.500%, 08/01/40	155,000	153,575
3.000%, 08/25/26 to 08/01/42	45,000	43,912

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	2,716	3,076

FNMA, Ser 2004-W12, Cl 1A1
6.000%, VAR LIBOR USD 1 Month+7.600%, 04/25/27	19,296	21,209

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	10,092	10,765

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	45,507	50,763

GNMA
5.500%, 07/20/43 to 09/20/43	11,817	12,730
5.294%, 05/20/60 (A)	25,910	26,259
4.626%, 06/20/62 (A)	60,572	61,190
4.546%, 12/20/66 (A)	31,960	33,835
4.511%, 01/20/67 (A)	66,761	70,734
4.500%, 03/15/42	130,257	136,773

GNMA, Ser 2010-H14, Cl BI, IO
1.287%, 07/20/60 (A)	689,640	14,090

GNMA, Ser 2017-H16, Cl PT
4.641%, 05/20/66 (A)	15,091	15,263

GNMA, Ser 2018-H04, Cl FJ
2.600%, VAR ICE LIBOR USD 12 Month+0.040%, 03/20/68	129,013	128,092

		3,719,286

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.5%
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
2.619%, VAR LIBOR USD 1 Month+0.555%, 01/25/35 (B)	$30,081	$29,658

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
3.926%, VAR LIBOR USD 1 Month+1.854%, 11/15/31 (B)	33,935	33,942

Commercial Mortgage Trust, Ser 2006-C8, Cl AJ
5.377%, 12/10/46	750	755

Commercial Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/48	30,000	30,177

Commercial Mortgage Trust, Ser CR12, Cl A2
2.904%, 10/10/46	17,768	17,760

Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl B
4.882%, 07/15/37	254	253

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 03/15/25	20,000	19,767

CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	18,344	16,901

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (B)	100,000	101,113

Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
4.078%, 06/27/37 (A) (B)	19,048	19,209

First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
2.573%, 04/25/35 (A)	7,625	7,754

FREMF Mortgage Trust, Ser 2013-K24, Cl B
3.622%, 11/25/45 (A) (B)	25,000	24,730

FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/28 (A)	39,992	39,209

GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.785%, 08/10/45 (A)	86,539	88,015

JPMBB Commercial Mortgage Securities Trust, Ser C25, Cl B
4.347%, 11/15/47 (A)	10,000	10,100

JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/50	50,000	49,692

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/37 (A)	$1,546	$1,567

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	31,328	31,373

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl A
3.735%, 01/05/31 (B)	30,000	30,254

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/31 (A) (B)	25,000	25,008

JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
4.162%, 07/25/35 (A)	10,119	10,169

LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl F
5.350%, 11/15/40 (A)	10,000	10,059

Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
3.480%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 10/25/35	15,461	15,650

Merrill Lynch Mortgage Investors Trust, Ser 2005-A10, Cl A
2.274%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/36	10,128	9,728

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014- C14, Cl C
4.983%, 02/15/47 (A)	35,000	34,718

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015- C24, Cl C
4.500%, 05/15/48 (A)	25,000	23,932

MortgageIT Trust, Ser 2005-1, Cl 1A1
2.704%, VAR ICE LIBOR USD 1 Month+0.640%, 02/25/35	7,505	7,509

MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A) (B)	50,000	48,394

Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl C
4.572%, VAR LIBOR USD 1 Month+2.500%, 06/15/29 (B)	46,000	46,057

WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/57 (A)	30,000	29,593

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

WFRBS Commercial Mortgage Trust, Ser UBS1, Cl A2
2.927%, 03/15/46	$24,473	$24,458

		837,504

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,669,590)		4,556,790

CORPORATE OBLIGATIONS — 31.9%

CONSUMER DISCRETIONARY — 5.5%
21st Century Fox America
6.150%, 03/01/37	30,000	37,058
Amazon.com
5.200%, 12/03/25	20,000	22,052
AutoNation
3.800%, 11/15/27	10,000	9,352
BMW US Capital
3.450%, 04/12/23 (B)	40,000	39,525
Charter Communications Operating
6.384%, 10/23/35	30,000	32,483
4.908%, 07/23/25	70,000	71,216
Discovery Communications
6.350%, 06/01/40	35,000	38,780
5.625%, 08/15/19	19,000	19,486
General Motors
4.875%, 10/02/23	55,000	56,325
General Motors Financial
3.450%, 04/10/22	20,000	19,632
Kohl’s
5.550%, 07/17/45	35,000	33,938
Land O’ Lakes
7.250%, 12/29/49 (B)	65,000	70,525
6.000%, 11/15/22 (B)	30,000	31,553
NBCUniversal Media
5.950%, 04/01/41	20,000	23,295
Newell Brands
5.500%, 04/01/46	55,000	52,883
5.000%, 11/15/23	50,000	50,810
NVR
3.950%, 09/15/22	25,000	25,092

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
QVC
4.375%, 03/15/23	$5,000	$4,935
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	35,000	34,101
Warner Media
4.750%, 03/29/21	30,000	30,873

		703,914

CONSUMER STAPLES — 2.3%
Altria Group
10.200%, 02/06/39	20,000	31,873
9.250%, 08/06/19	28,000	29,740
Anheuser-Busch InBev Worldwide
4.750%, 04/15/58	20,000	20,128
CVS Health
3.875%, 07/20/25	10,000	9,849
Keurig Dr Pepper
4.417%, 05/25/25 (B)	40,000	40,662
Kraft Heinz Foods
4.875%, 02/15/25 (B)	55,000	56,075
4.625%, 01/30/29	30,000	29,976
Reynolds American
8.125%, 05/01/40	15,000	19,971
6.875%, 05/01/20	30,000	31,816
4.450%, 06/12/25	30,000	30,476

		300,566

ENERGY — 4.2%
Apache
6.900%, 09/15/18	10,000	10,051
Canadian Oil Sands
7.750%, 05/15/19 (B)	20,000	20,593
4.500%, 04/01/22 (B)	30,000	30,328
Cenovus Energy
6.750%, 11/15/39	10,000	11,533
4.250%, 04/15/27	55,000	53,369
Cimarex Energy
4.375%, 06/01/24	20,000	20,246
Devon Financing
7.875%, 09/30/31	25,000	32,134

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Ecopetrol
5.875%, 05/28/45	$10,000	$9,995
Energy Transfer Partners
6.050%, 06/01/41	25,000	25,807
EnLink Midstream Partners
5.450%, 06/01/47	10,000	8,580
5.050%, 04/01/45	35,000	29,053
Equities Midstream Partners
5.500%, 07/15/28	25,000	25,534
MPLX
4.500%, 04/15/38	30,000	28,499
NGPL PipeCo
4.375%, 08/15/22 (B)	20,000	20,050
Petroleos Mexicanos MTN
6.750%, 09/21/47	35,000	32,421
4.625%, 09/21/23	35,000	34,615
Sabine Pass Liquefaction
5.000%, 03/15/27	10,000	10,319
Sunoco Logistics Partners Operations
5.400%, 10/01/47	25,000	24,134
Tennessee Gas Pipeline
8.375%, 06/15/32	25,000	31,221
Transcontinental Gas Pipe Line
4.000%, 03/15/28 (B)	20,000	19,691
Valero Energy
4.350%, 06/01/28	20,000	20,193
Williams Partners
5.800%, 11/15/43	25,000	27,207
4.300%, 03/04/24	10,000	10,086

		535,659

FINANCIALS — 9.6%
American Express
3.700%, 08/03/23	25,000	24,974
3.000%, 10/30/24	25,000	23,929
2.200%, 10/30/20	15,000	14,686
Anheuser-Busch InBev Finance
2.650%, 02/01/21	30,000	29,608

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Apollo Management Holdings
5.000%, 03/15/48 (B)	$35,000	$33,836
4.400%, 05/27/26 (B)	20,000	19,902
4.000%, 05/30/24 (B)	10,000	9,875
Athene Global Funding
2.750%, 04/20/20 (B)	30,000	29,587
Athene Holding
4.125%, 01/12/28	30,000	28,019
AXA Equitable Holdings
3.900%, 04/20/23 (B)	25,000	24,850
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/66	25,000	24,750
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	25,000	25,045
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	30,000	28,924
Bank of Montreal MTN
2.100%, 12/12/19	25,000	24,714
1.900%, 08/27/21	35,000	33,517
Bank of Nova Scotia
2.450%, 09/19/22	40,000	38,486
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/29	25,000	25,088
BNP Paribas
3.375%, 01/09/25 (B)	30,000	28,480
Brighthouse Financial
3.700%, 06/22/27	35,000	31,843
Carlyle Holdings II Finance
5.625%, 03/30/43 (B)	10,000	10,189
Citigroup
8.125%, 07/15/39	20,000	28,929
4.650%, 07/23/48	25,000	25,431
Citigroup Capital III
7.625%, 12/01/36	20,000	25,452
Credit Suisse Group
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.455%, 12/31/49 (B)	40,000	40,150
Fairfax Financial Holdings
4.850%, 04/17/28 (B)	20,000	19,794
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/54 (B)	35,000	35,246
Ford Motor Credit
2.551%, 10/05/18	25,000	25,001

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Goldman Sachs Group
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/29	$25,000	$24,672
3.491%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/26	15,000	14,884
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	30,000	28,660
Goldman Sachs Group MTN
4.089%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	25,000	25,734
HSBC Bank
7.650%, 05/01/25	25,000	29,411
HSBC Bank USA, NY
5.875%, 11/01/34	20,000	22,860
ING Bank
5.800%, 09/25/23 (B)	35,000	37,319
KeyCorp MTN
2.300%, 12/13/18	35,000	34,973
KKR Group Finance III
5.125%, 06/01/44 (B)	30,000	29,976
Mercury General
4.400%, 03/15/27	15,000	14,617
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/29	60,000	57,903
3.750%, 02/25/23	30,000	30,028
3.742%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/23	30,000	30,791
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/54 (B)	15,000	15,083
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/67 (B)	15,000	13,473
Royal Bank of Canada MTN
2.125%, 03/02/20	20,000	19,721
Toronto-Dominion Bank MTN
2.125%, 04/07/21	40,000	38,760
Validus Holdings
8.875%, 01/26/40	25,000	35,827
Wells Fargo
3.069%, 01/24/23	25,000	24,414

		1,239,411

HEALTH CARE — 3.9%
AbbVie
2.500%, 05/14/20	25,000	24,715
Anthem
2.500%, 11/21/20	40,000	39,398

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
AstraZeneca
2.375%, 06/12/22	$30,000	$28,861
2.375%, 11/16/20	25,000	24,540
Becton Dickinson
2.894%, 06/06/22	40,000	38,838
Celgene
3.900%, 02/20/28	30,000	29,062
Cigna
3.050%, 10/15/27	25,000	22,742
CVS Health
5.050%, 03/25/48	15,000	15,544
4.780%, 03/25/38	25,000	25,194
4.300%, 03/25/28	30,000	29,911
4.100%, 03/25/25	30,000	29,996
3.700%, 03/09/23	40,000	39,777
Gilead Sciences
2.550%, 09/01/20	60,000	59,372
GlaxoSmithKline Capital
3.375%, 05/15/23	50,000	49,802
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	45,000	44,393

		502,145

INDUSTRIALS — 0.9%
Caterpillar Financial Services MTN
1.350%, 05/18/19	25,000	24,747
Equifax
3.950%, 06/15/23	30,000	29,868
Harris
4.400%, 06/15/28	15,000	15,192
Union Pacific
4.375%, 09/10/38	10,000	10,348
3.950%, 09/10/28	20,000	20,272
United Airlines Pass-Through Trust, Ser 2018-1
4.600%, 03/01/26	10,000	10,004

		110,431

INFORMATION TECHNOLOGY — 1.6%
Broadcom
3.875%, 01/15/27	50,000	46,891

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Dell International
8.350%, 07/15/46 (B)	$65,000	$80,015
Hewlett Packard Enterprise
2.850%, 10/05/18	14,000	14,006
Oracle
2.950%, 05/15/25	30,000	28,921
QUALCOMM
4.300%, 05/20/47	15,000	14,164
2.600%, 01/30/23	30,000	28,660

		212,657

MATERIALS — 2.0%
Blue Cube Spinco
10.000%, 10/15/25	55,000	63,731
CF Industries
5.375%, 03/15/44	75,000	66,563
Freeport-McMoRan
5.450%, 03/15/43	75,000	66,600
Vale Overseas
6.875%, 11/10/39	30,000	35,325
WestRock MWV
7.375%, 09/01/19	20,000	20,882

		253,101

REAL ESTATE — 0.1%
Select Income
4.250%, 05/15/24 ‡	15,000	14,351

TELECOMMUNICATION SERVICES — 1.0%
AT&T
6.000%, 11/15/34 (B)	20,000	20,502
Deutsche Telekom International Finance BV
8.750%, 06/15/30	20,000	27,078
Nokia
6.625%, 05/15/39	40,000	42,400
Verizon Communications
4.672%, 03/15/55	20,000	18,810
Vodafone Group
6.150%, 02/27/37	20,000	22,620

		131,410

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — 0.8%
Evergy
5.292%, 06/15/22	$25,000	$26,092
Exelon
2.850%, 06/15/20	45,000	44,577
Public Service of Colorado
2.250%, 09/15/22	30,000	28,648

		99,317

TOTAL CORPORATE OBLIGATIONS (Cost $4,160,502)		4,102,962

ASSET-BACKED SECURITIES — 23.3%

1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (B)	25,000	26,598
AccessLex Institute, Ser 2003-A, Cl A2
3.190%, 07/01/38 (A)	23,907	23,922
AccessLex Institute, Ser 2003-A, Cl A3
3.190%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Month+1.200%, 07/01/38	15,301	14,528
AccessLex Institute, Ser 2006-1, Cl B
2.394%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/37	30,914	29,661
AccessLex Institute, Ser 2007-A, Cl A3
2.630%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/36	64,029	63,118
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/48 (B)	20,000	19,576
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/26 (B)	81,253	80,782
Ascentium Equipment Receivables Trust, Ser 2018-1A, Cl A3
3.210%, 09/11/23 (B)	30,000	29,966
Banc of America Commercial Mortgage Trust, Ser 2007-1, Cl AM
5.416%, 01/15/49 (B)	86,354	86,789
Caesars Palace Las Vegas Trust, Ser 2017-VICI, Cl C
4.138%, 10/15/34 (B)	15,000	15,097
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/20	21,037	20,965
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/21	19,433	19,357
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/45 (B)	385,000	384,979

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/21	$145,000	$144,966
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	17,136	16,758
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/22 (B)	100,000	99,609
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/57 (A) (B)	79,234	78,696
GS Mortgage Securities II, Ser GS10, Cl A5
4.155%, 07/10/51 (A)	45,000	46,017
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/26 (B)	25,019	24,589
John Deere Owner Trust, Ser 2015-B, Cl A3
1.440%, 10/15/19	6,356	6,348
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014- FL6, Cl B
4.352%, VAR LIBOR USD 1 Month+2.280%, 11/15/31 (B)	89,747	89,945
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018- WPT, Cl AFX
4.248%, 07/05/23 (B)	25,000	25,669
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/27 (A) (B)	56,181	56,023
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
2.670%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/33	18,831	18,719
OBX Trust, Ser 2018-1, Cl A2
2.714%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/57 (B)	88,943	88,969
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (B)	403,029	398,051
Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36	6,264	6,257
Seasoned Loans Structured Transaction Trust, Ser 2018-1, Cl A1
3.500%, 06/25/28	100,000	99,956
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
2.671%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/24	25,253	25,204
SMART ABS Trust, Ser 2015-3US, Cl A3A
1.660%, 08/14/19	526	525
Sofi Consumer Loan Program Trust, Ser 2017-3, Cl A
2.770%, 05/25/26 (B)	96,428	95,592
Sofi Consumer Loan Program Trust, Ser 2017-6, Cl A2
2.820%, 11/25/26 (B)	100,000	98,809
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/27 (B)	150,000	149,986

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SoFi Professional Loan Program, Ser 2014-B, Cl A2
2.550%, 08/27/29 (B)	$147,024	$145,685
SoFi Professional Loan Program, Ser 2016-D, Cl A2B
2.340%, 04/25/33 (B)	305,000	298,416
South Carolina Student Loan, Ser 2015-A, Cl A
3.564%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/36	67,235	67,778
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A) (B)	98,194	96,977

TOTAL ASSET-BACKED SECURITIES (Cost $3,000,655)		2,994,882

U.S. TREASURY OBLIGATIONS — 13.1%

U.S. Treasury Bill
1.859%, 08/16/18 (C) (D)	795,000	794,383
U.S. Treasury Bond
3.125%, 05/15/48	120,000	120,975
3.000%, 02/15/48	395,000	388,597
U.S. Treasury Note
2.875%, 05/15/28	110,000	109,158
2.750%, 02/15/28	205,000	201,458
2.625%, 06/30/23	20,000	19,795
2.250%, 11/15/27	50,000	47,109

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,683,586)		1,681,475

MUNICIPAL BONDS — 0.8%

GEORGIA — 0.8%
Municipal Electric Authority of Georgia, Ser 2010-A, RB
7.055%, 04/01/57	40,000	47,649
6.637%, 04/01/57	45,000	56,480

TOTAL MUNICIPAL BONDS (Cost $106,171)		104,129

LOAN PARTICIPATIONS — 0.4%

MacDermid, Term Loan
4.273%, VAR LIBOR+3.000%, 06/07/23	20,361	20,405

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
Sunguard Availability Services Capital, Term Loan
0.335%, 10/01/22	$34,299	$33,625

TOTAL LOAN PARTICIPATIONS (Cost $54,175)		54,030

TOTAL INVESTMENTS — 105.0% (Cost $13,674,679)		$13,494,268

A list of open forward foreign currency contracts held by the Fund at July 31, 2018 is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized (Depreciation)
TD Securities	08/31/18	USD 65,989	JPY 7,305,000	$(515)

Percentages are based on Net Assets of $12,854,930.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2018 was $3,526,447 and represents 27.4% of Net Assets.

(C)	At amortized cost
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABS — Asset-Backed Security

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Re-Remic — Resecuritization of Real Estate Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2018
(Unaudited)

As of July 31, 2018, all of the Fund’s investments were considered level 2, in accordance with ASC-820.

For the period ended July 31, 2018 there have been no transfers between levels or Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LCP-QH-001-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018